Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	December 31, 2017	December 31, 2016
Case reserves	$4,176,879	$3,883,926
ACRs	176,369	166,913
IBNR reserves	5,357,209	4,934,595
Non-life reserves	$9,710,457	$8,985,434

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
Gross liability at beginning of year	$8,985,434	$9,064,711	$9,745,806
Reinsurance recoverable at beginning of year	266,742	189,234	214,349
Net liability at beginning of year	8,718,692	8,875,477	9,531,457
Net incurred losses related to:
Current year	3,022,926	2,997,394	3,023,704
Prior years	(448,158)	(676,574)	(830,705)
	2,574,768	2,320,820	2,192,999
Change in Paris Re Reserve Agreement	(3,481)	5,518	(8,771)
Net paid losses related to:
Current year	396,927	331,785	250,720
Prior years	2,278,603	1,931,131	2,171,883
	2,675,530	2,262,916	2,422,603
Effects of foreign exchange rate changes	407,328	(220,207)	(417,605)
Net liability at end of year	9,021,777	8,718,692	8,875,477
Reinsurance recoverable at end of year	688,680	266,742	189,234
Gross liability at end of year	$9,710,457	$8,985,434	$9,064,711

Net favorable prior year loss development by segment
The net favorable prior year loss development for each of the Company’s Non-life segments for the years ended December 31, 2017, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2017	2016	2015
P&C	$204,172	$389,672	$473,564
Specialty	243,986	286,902	357,141
Total net favorable prior year loss development	$448,158	$676,574	$830,705

Reconciliation losses and loss expenses
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2017and 2016 was as follows (in thousands of U.S. dollars):

	2017	2016
Gross liability at beginning of period	$1,984,096	$2,051,935
Reinsurance recoverable at beginning of period	31,372	42,773
Net liability at beginning of period	1,952,724	2,009,162
Liability acquired related to the acquisition of Aurigen	67,916	—
Net incurred losses	1,266,214	927,271
Net losses paid	(1,017,673)	(844,156)
Effects of foreign exchange rate changes	180,688	(139,553)
Net liability at end of period	2,449,869	1,952,724
Reinsurance recoverable at end of period	40,605	31,372
Gross liability at end of period	$2,490,474	$1,984,096
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 were comprised as follows (in thousands of U.S. dollars):

	2017	2016	2015
Non-life	$2,574,768	$2,320,820	$2,192,999
Life and Health	1,266,214	927,271	964,421
Losses and loss expenses	$3,840,982	$3,248,091	$3,157,420

Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2016 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,								December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017		Total of IBNR plus expected development on reported claims
2012	$2,685,454	$2,493,810	$2,336,917	$2,228,953	$2,196,626	$2,227,260		$156,038
2013		$2,925,140	$2,753,196	$2,573,105	$2,518,691	$2,483,294		$233,607
2014			2,882,914	2,664,647	2,551,470	2,518,203		319,931
2015				2,941,159	2,650,862	2,544,179		484,936
2016					2,978,955	2,743,531		771,217
2017						3,034,380	(1)	2,120,419
Total						$15,550,847		$4,086,148

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$290,902	$1,076,536	$1,466,177	$1,635,334	$1,739,820	$1,831,483
2013		$249,309	$1,320,171	$1,679,371	$1,883,432	$2,015,049
2014			310,960	1,338,380	1,648,748	1,860,577
2015				310,031	1,247,343	1,655,681
2016					333,673	1,402,948
2017						397,053	(1)
Total						$9,162,791

Net reserves for Accident Years and exposures included in the triangles						$6,388,056
All outstanding liabilities before Accident Year 2012, net of reinsurance						2,070,569
Total outstanding liabilities for unpaid claims						$8,458,625

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6
Non-life	12%	39%	15%	8%	5%	4%

(1) The table above (and each of the three tables below for property, casualty and specialty) reflects losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflected losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$681,580	$679,274	$600,278	$583,371	$567,870	$567,563	$15,272
2013		704,000	600,178	566,525	550,840	546,345	4,825
2014			532,197	486,918	464,515	461,719	6,259
2015				609,235	567,709	542,180	17,187
2016					741,002	696,494	53,275
2017						1,033,194	530,918
Total						$3,847,495	$627,736

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$102,351	$368,126	$464,879	$500,313	$511,821	520,927
2013		91,935	351,048	456,511	491,978	510,813
2014			95,806	333,809	400,247	427,187
2015				97,678	365,650	456,828
2016					139,423	470,421
2017						225,385
Total						$2,611,561

Net reserves for Accident Years and exposures included in the triangles						$1,235,934
All outstanding liabilities before Accident Year 2012, net of reinsurance						201,339
Total outstanding liabilities for unpaid claims						$1,437,273

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6
Property	20%	48%	17%	6%	3%	2%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$701,087	$687,470	$659,934	$618,750	$600,969	$608,547	$102,999
2013		811,925	809,690	760,299	742,170	736,526	179,543
2014			912,442	889,241	869,428	874,583	252,944
2015				911,106	849,772	825,518	326,504
2016					866,772	818,954	426,472
2017						779,812	633,189
Total						$4,643,940	$1,921,651

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$52,976	$138,628	$209,006	$282,401	$338,800	397,768
2013		51,808	162,355	271,242	353,313	424,092
2014			72,127	212,462	317,277	418,218
2015				68,544	191,076	304,876
2016					35,901	168,303
2017						63,798
Total						$1,777,055

Net reserves for Accident Years and exposures included in the triangles						$2,866,885
All outstanding liabilities before Accident Year 2012, net of reinsurance						1,679,085
Total outstanding liabilities for unpaid claims						$4,545,970

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6
Casualty	7%	15%	13%	12%	9%	10%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,							December 31, 2017
Accident year	2012	2013	2014	2015	2016	2017	Total of IBNR plus expected development on reported claims
2012	$1,302,787	$1,127,066	$1,076,705	$1,026,832	$1,027,787	$1,051,150	$37,767
2013		1,409,215	1,343,328	1,246,281	1,225,681	1,200,423	49,239
2014			1,438,275	1,288,488	1,217,527	1,181,901	60,728
2015				1,420,818	1,233,381	1,176,481	141,245
2016					1,371,181	1,228,083	291,470
2017						1,221,374	956,312
Total						$7,059,412	$1,536,761

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017
2012	$135,575	$569,782	$792,292	$852,620	$889,199	912,788
2013		105,566	806,768	951,618	1,038,141	1,080,144
2014			143,027	792,109	931,224	1,015,172
2015				143,809	690,617	893,977
2016					158,349	764,224
2017						107,870
Total						$4,774,175

Net reserves for Accident Years and exposures included in the triangles						$2,285,237
All outstanding liabilities before Accident Year 2012, net of reinsurance						190,145
Total outstanding liabilities for unpaid claims						$2,475,382

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6
Specialty	11%	50%	15%	7%	3%	2%

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2017 was as follows (in thousands of U.S. dollars):

December 31, 2017
Total outstanding liability for unpaid claims
Property	$1,437,273
Casualty	4,545,970
Specialty	2,475,382
Total outstanding liabilities for unpaid claims	$8,458,625
Other liabilities(1)	563,152
Net liability at end of year	$9,021,777

Reinsurance recoverable on unpaid claims
Property	$453,656
Casualty	40,920
Specialty	194,105
Reinsurance recoverable at end of year	$688,680
Gross liability at end of year	$9,710,457

(1)	Other liabilities included in the reconciliation relate primarily to the guaranteed reserves, described above, and unallocated loss expenses.